Acquisition of Interest and Control - Additional Information (Details) R$ in Thousands, m³ in Millions					12 Months Ended
	Sep. 01, 2023 BRL (R$)	Jul. 01, 2023 BRL (R$)	Feb. 01, 2023 BRL (R$)	Oct. 01, 2022 BRL (R$) MegawattPeak Customers States	Dec. 31, 2021 Number SemiTrailers m³	Dec. 31, 2023 BRL (R$)
Acquisition of Interest and Control
Contingent consideration to be settled						R$ 112,196
Ultragaz Comercial Ltda [member] | Stella GD Intermediação de Geração Distribuída de Energia Ltda [member]
Acquisition of Interest and Control
Number of states in which acquiree entity operates | States				12
Number of minimum active customers in which acquiree entity offered energy solutions | Customers				11
Renewable energy, electricity power distribution capacity offered to customers | MegawattPeak				75
Total consideration paid				R$ 63,000
Consideration in cash				7,560
Goodwill based on expected future profitability				103,051
Contingent consideration to be settled				93,134
Fair value of acquired trade receivables				R$ 17
Companhia Ultragaz S A [member] | NEOgás do Brasil Gás Natural Comprimido S.A. ("NEOgás") [member]
Acquisition of Interest and Control
Total consideration paid			R$ 89,722
Goodwill based on expected future profitability			7,761
Minimum capacity of natural gas distributed | m³					100
Number of compression bases in the South and Southeast regions | Number					6
Number of semi-trailers for natural gas distribution | SemiTrailers					149
Amount of purchase price upon purchase and sale agreement			165,000
Primary contribution			85,290
Initial consideration in cash			64,263
Contingent consideration to be settled			20,787
Fair value of acquired trade receivables			14,999
Gross contractual amounts receivable for acquired trade receivables			R$ 15,328
Ultracargo Logística S.A. | Terminal de Combustíveis Paulínia S.A. (“Opla”) [member]
Acquisition of Interest and Control
Total consideration paid		R$ 210,096
Goodwill based on expected future profitability		158,634
Amount of purchase price upon purchase and sale agreement		R$ 237,500
Percentage of voting equity interests acquired		50.00%
Ultrapar Empreendimentos Ltda. | Serra Diesel Transportador Revendedor Retalhista Ltda. [member]
Acquisition of Interest and Control
Total consideration paid	R$ 21,193
Goodwill based on expected future profitability	14,217
Initial consideration in cash	5,000
Contingent consideration to be settled	5,189
Fair value of acquired trade receivables	R$ 28,475
Percentage of voting equity interests acquired	60.00%
Acquisition of ownership interest via capital contribution (as non-controlling interests)	R$ 16,193